INVESTMENTS (Details Narrative) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Jan. 01, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Schedule Of Investments [Line Items]
Impairment loss on long-term investment		$ 524		$ 524
Net realized losses on available-for-sales on marketable securities		$ 10,013	$ 39,185	16,470	$ 33,649
ASU 2016-01 [Member]
Schedule Of Investments [Line Items]
Cumulative effect adjustment on adoption of ASU 2016-01	$ 41,400			41,400
Cumulative effect on accumulated deficit, tax	$ 12,300			$ 12,300